Mutual Fund Series Trust

Catalyst Small-Cap Insider Buying Fund formerly, the Catalyst Value Fund Class A: CTVAX Class C: CTVCX Class I: CTVIX	Catalyst/SMH Total Return Income Fund Class A: TRIFX Class C: TRICX Class I: TRIIX
Catalyst Strategic Insider Fund, Class A: STVAX Class C: STVCX	Catalyst/Groesbeck Growth of Income Fund Class A: CGGAX Class C: CGGCX Class I: CGGIX
Catalyst Insider Buying Fund formerly, the Catalyst Large Cap Value Fund Class A: INSAX Class C: INSCX	Catalyst/MAP Global Total Return Income Fund Class A: TRXAX Class C: TRXCX
Catalyst Insider Long/Short Fund Class A: CIAAX Class C: CIACX	Catalyst/MAP Global Capital Appreciation Fund Class A: CAXAX Class C: CAXCX
Catalyst Event Arbitrage Fund Class A: CEAAX Class C: CEACX Class I: CEAIX	Catalyst/Lyons Tactical Allocation Fund Class A: CLTAX Class C: CLTCX
Catalyst Hedged Futures Strategy Fund Class A: HFXAX Class C: HFXCX Class I: HFXIX	Catalyst/CP Core Equity Fund Class A: CPEAX Class C: CPECX
Catalyst/SMH High Income Fund Class A: HIIFX Class C: HIICX Class I: HIIIX	Catalyst/Princeton Floating Rate Income Fund Class A: CFRAX Class C: CFRCX Class I: CFRIX

(collectively, the “Catalyst Funds”)

Incorporated herein by reference is the combined prospectus of the Catalyst Funds filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on November 5, 2013 (SEC Accession No. 0001162044-13-001215).